OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Miscellaneous assets [abstract]
Restricted cash	$ 1.9	$ 11.4
Contract assets (Note 11)	34.1	0.0
Prepaid rent to a portfolio investment	18.2	21.2
Advances to a portfolio investment	10.5	11.1
Investment in finance leases (Note 15)	97.1	114.9
Non-current receivables	42.0	45.6
Investment tax credits	315.1	259.2
Other	30.8	32.4
Other non-current assets	$ 549.7	$ 495.8